Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 4 – Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets are as follows:

	September 30, 2022	June 30, 2022
Prepaid marketing costs	$50,625	$298,300
Prepaid insurance	240,364	230,404
Prepaid gaming costs	408,393	575,113
Accrued income	131,259	110,613
Other	325,944	328,623
Prepaid expenses and other current assets	$1,156,585	$1,543,053

Note 5 – Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets follows:

	June 30, 2022	June 30, 2021
Prepaid marketing costs	$298,300	$1,727,669
Prepaid insurance	230,404	175,620
Prepaid gaming costs	575,113	687,866
Accrued income	110,613	184,707
Other	328,623	488,482
Prepaid expenses and other current assets	$1,543,053	$3,264,344